Note 32	12 Months Ended
Dec. 31, 2023
Capital Base And Capital Management [Abstract]
Disclosure of Capital Base And Capital Management [Text Block]	Capital base and capital management Capital base
As of December 31, 2023, 2022 and 2021, own funds are calculated in accordance to the applicable regulation of each year on minimum capital requirements for Spanish credit institutions –both as individual entities and as consolidated group– that establish how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market.
After the latest SREP (Supervisory Review and Evaluation Process) decision, applicable as from January 1, 2024, the ECB has informed the Group that it must maintain a total capital ratio of 13.26% and a CET1 capital ratio of 9.10% at a consolidated level[5], which include the consolidated Pillar 2 requirement of 1.68% (at least 1.02% must be CET1), of which 0.18% is determined on the basis of the ECB's prudential provisioning expectation which, shall be satisfied with CET1.
The prior Pillar 2 requirement (applicable since January 1, 2023) was 1.71% (of which at least 0.96% had to be CET1). BBVA had to maintain a CET1 capital ratio of 8.75% and a total capital ratio of 13.00% at a consolidated level[6], which once updated taking into account the countercyclical buffer as of December 31, 2023, were 8.79% and 13.04%, respectively.
The BBVA Group has set the objective of maintaining a CET1 ratio at a consolidated level between 11.5% and 12.0%. At closing of the financial year 2023, CET1 ratio was above this target range.
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2023, 2022 and 2021 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2023	2022 ⁽[1]⁾	2021
Capital	26	2,861	2,955	3,267
Share premium	27	19,769	20,856	23,599
Retained earnings, revaluation reserves and other reserves	28	38,251	35,056	29,984
Other equity instruments, net		40	63	60
Treasury shares	29	(34)	(29)	(647)
Profit (loss) attributable to the parent company	5	8,019	6,358	4,653
Interim dividend		(951)	(722)	(532)
Total equity		67,955	64,535	60,384
Accumulated other comprehensive income (loss)	30	(16,254)	(17,642)	(16,476)
Minority interests	31	3,564	3,623	4,853
Shareholders' equity		55,265	50,517	48,760
Goodwill and other intangible assets		(1,421)	(1,395)	(1,484)
Differences from solvency and accounting perimeter		(137)	(123)	(130)
Equity not eligible at solvency level		(137)	(123)	(130)
Other adjustments and deductions (2)		(7,591)	(6,262)	(7,197)
Common Equity Tier 1 (CET 1)		46,116	42,738	39,949
Additional Tier 1 before Regulatory Adjustments		6,033	5,193	5,737
Total Regulatory Adjustments to Additional Tier 1		—	—	—
Tier 1		52,150	47,931	45,686
Tier 2		8,182	5,930	7,383

Total Capital (Total Capital=Tier 1 + Tier 2)		60,332	53,861	53,069
Total Minimum capital required		47,455	43,111	39,275
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group in 2021 (see Note 4) and the amount of shareholders remuneration pending to be distributed.
The Group’s eligible own funds and risk-weighted assets (RWAs) in accordance with the aforementioned applicable regulation as of December 31, 2023, 2022 and 2021 are shown below:

Amount of capital CC1 (Millions of Euros)
	2023	2022 ⁽[1]⁾	2021 ⁽[1]⁾
Capital and share premium	22,629	23,810	26,866
Retained earnings and equity instruments	34,889	31,436	30,745
Other accumulated income and other reserves	(12,872)	(13,952)	(17,200)
Minority interests	1,864	1,853	2,800
Net attributable profit (2)	4,759	3,814	2,573
Common Equity Tier I (CET1) before other regulatory adjustments	51,269	46,962	45,784
Goodwill and intangible assets	(1,421)	(1,395)	(1,484)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments (3)	(331)	(356)	(2,800)
Deferred tax assets	(988)	(1,057)	(1,009)
Other deductions and filters (4)	(2,412)	(1,416)	(542)
Total common equity Tier 1 regulatory adjustments	(5,153)	(4,223)	(5,835)
Common equity TIER 1 (CET1)	46,116	42,738	39,949
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	5,715	4,875	5,265
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	319	318	472
Additional Tier 1 (CET 1) before regulatory adjustments	6,033	5,193	5,737
Transitional CET 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	6,033	5,193	5,737
Tier 1 (Common equity TIER 1+ additional TIER 1)	52,150	47,931	45,686
Capital instruments and share premium accounted as Tier 2	5,214	3,510	4,324
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	2,890	2,310	2,516
Credit risk adjustments	88	213	722
Tier 2 before regulatory adjustments	8,192	6,033	7,562
Tier 2 regulatory adjustments	(10)	(103)	(179)
Tier 2	8,182	5,930	7,383
Total capital (Total capital=Tier 1 + Tier 2)	60,332	53,861	53,069
Total RWA	363,915	337,066	307,795
CET 1 (phased-in)	12.67%	12.68%	12.98%
Tier 1 (phased-in)	14.33%	14.22%	14.84%
Total capital (phased-in)	16.58%	15.98%	17.24%
(1) In 2022 and 2021, the difference between the phased-in and fully-loaded ratios arises from the temporary treatment of certain capital items, mainly as a result of the impact of IFRS 9, to which the BBVA Group adhered voluntarily (in accordance with article 473bis of the CRR and the subsequent amendments introduced by the Regulation (EU) 2020/873). In 2023, there are no differences between phased-in and fully-loaded ratios due to the aforementioned temporary treatment.
(2) The shareholder remuneration for each year corresponding to the cash dividend already paid is deducted. Likewise, for fiscal year 2023, the cash dividend pending distribution in accordance with the entity's dividend policy is deducted. Such dividend is subject to its approval at the 2024 General Shareholders' Meeting.
(3) With respect to 2021, it includes mainly the amount of shares pending to be acquired under the share buyback program based on the maximum limit authorized by the ECB for the BBVA Group as of December 31, 2021 (see Note 4).
(4) Includes the value amounts in euros of the share repurchase programs carried out. Likewise, for the 2023 financial year, the maximum amount foreseen corresponding to the share buyback program announced in 2024 is included subject to its approval at the General Shareholders' Meeting.

BBVA Group's earnings have contributed to achieving a consolidated CET1 ratio of 12.67% as of December 31, 2023, which allowed it to maintain a management buffer over the Group's CET1 requirement as of that date (8.79%), which is also above the Group's target management range of 11.5-12.0% CET1.
The CET1 ratio increased by 6 basis points, mainly explained by the generation of earnings in the year (+233 basis points) which, net of shareholder remuneration and payment of convertible contingent instrument coupons (CoCos), generated a positive contribution of +106 basis points.
The growth of risk-weighted assets (RWAs), derived from the organic growth of activity (mainly as a result of the increase in the loan portfolio), at constant exchange rates, resulted in a -132 basis points decrease in the CET1 ratio.
Further, share buyback programs implemented in 2023 led to a -32 basis points decrease in the CET1 ratio. Other elements that affected the CET1 ratio (mainly, the positive reversal of the ECB’s prudential provisioning expectations, changes in exchange rates, market volatility, minority interests, regulatory impacts and the positive impact in "Other Comprehensive Income" equivalent to the net monetary position value loss in hyperinflationary economies recognized in results) led to a +64 basis points increase in the CET1 ratio.
Consolidated Additional Tier 1 (AT1) capital stood at 1.66% as of December 31, 2023, 12 basis points higher than in 2022, mainly due to the issuance in June 2023 of €1.0 billion Contingent Convertible instruments by BBVA S.A. In addition, BBVA S.A. issued in September 2023 an AT1 instrument of $1.0 billion. Also in September 2023, a contingent convertible issuance of €1.0 billion in nominal value was redeemed and cancelled.
The Tier 2 ratio stood at 2.25% which represents an increase of 46 basis points compared to December 31, 2022, mainly explained by the Tier 2 issuances by BBVA S.A, of €750 million in June 2023, GBP 300 million in August 2023 and $750 million in November 2023. In addition, BBVA Mexico issued $ 1.0 billion in June 2023.
As a result of the above, the total capital ratio stood at 16.58% as of December 31, 2023.
With regard to MREL (Minimum Requirement for own funds and Eligible Liabilities) requirements, on March, 8, 2022 BBVA disclosed the reception of a communication from the Bank of Spain regarding its minimum requirement for own funds and eligible liabilities, established by the Single Resolution Board (hereinafter "SRB"), which was calculated taking into account the financial and supervisory information as of June 30, 2021.
In accordance with this communication, BBVA had to maintain, as from January 1, 2022, an amount of own funds and eligible liabilities equal to 21.46% of the total RWA of its resolution group, on a sub-consolidated level (hereinafter, the "MREL in RWA"), within this MREL in RWA, an amount equal to 13.50% of the RWA had to be met with subordinated instruments (the "subordination requirement in RWA").The MREL in RWA and the subordination requirement in RWA did not include the combined capital buffer requirement which, according to applicable regulations and supervisory criteria, was 3.36% as of December 31, 2023, considering the exposures subject to the calculation of the countercyclical buffer as of December 31, 2023.
In addition, BBVA had to reach, since January 1, 2022, an amount of own funds and eligible liabilities in terms of the total exposure considered for calculating the leverage ratio equal to 7.27% (the “MREL in LR”) of which 5.61% in terms of the total exposure considered for calculating the leverage ratio had to be satisfied with subordinated instruments (the "subordination requirement in LR").
Given the own funds and eligible liabilities structure of the resolution group, as of December 31, 2023, the MREL in RWA ratio stood at 26.36%, complying with the aforementioned requirement. The MREL in LR was 10.94% and the subordination ratios in terms of RWA and in terms of LR were 21.84% and 9.06%, respectively.
On June 14, 2023 the Group disclosed the reception of a new communication from the Bank of Spain regarding its MREL requirement, established by the SRB, calculated taking into account the financial and supervisory information as of December 31, 2021. In accordance with this new communication, BBVA has to reach, starting January 1, 2024 a MREL in RWA equal to 22.11% and a subordination requirement in RWA equal to 13.50%. The MREL in RWA and the subordination requirement in RWA do not include the applicable combined capital buffer requirement which, according to applicable regulations and supervisory criteria, is 3.36%, considering the exposures subject to the calculation of the countercyclical buffer as of December 31, 2023. Given the own funds and eligible liabilities structure of the resolution group, as of December 31, 2023 the MREL in RWA requirement was met.Leverage ratio
The leverage ratio (LR) is a regulatory measure complementing capital designed to promote the financial strength of institutions in terms of indebtedness. This measurement can be used to estimate the percentage of the assets and off-balance sheet arrangements financed with Tier 1 capital, being the carrying amount of the assets used in this ratio adjusted to reflect the Group’s current or potential leverage of a given balance-sheet position (Leverage ratio exposure).
Breakdown of leverage ratio as of December 31, 2023, 2022 and 2021, calculated according to CCR, is as follows:

Leverage ratio
	2023	2022	2021
Tier 1 (millions of Euros) (a)	52,150	47,931	45,686
Exposure to leverage ratio (millions of Euros) (b)	797,888	737,990	671,789
Leverage ratio (a)/(b) (percentage)	6.54%	6.49%	6.80%
Finally, as of December 31, 2023, the leverage ratio stood at 6.54%. Since March 2022, certain exposures to central banks are no longer excluded from the leverage ratio exposure in accordance with Regulation (EU) 2019/876 ("CRR-Quick fix").
Capital management
The aim of capital management within BBVA and the Group is for both BBVA and the Group to have the necessary capital at any given time to develop the corporate strategy reflected in the Strategic Plan, in line with the risk profile set out in the Group Risk Appetite Framework.
In this regard, BBVA's capital management is also part of the most relevant forward-looking strategic decisions in the Group's management and monitoring, which include the Annual Budget and the Liquidity and Funding Plan, with which it is coordinated — all with the aim of achieving the Group's overall strategy.
Capital must be allocated optimally in order to meet the need to preserve the solvency of BBVA and the Group at all times. Together with the Group's solvency risk profile included in the Risk Appetite Framework (RAF), this optimal allocation serves as a guide for the Group's capital management and seeks a capital position that makes it possible to:
–Anticipate ordinary and extraordinary consumption that may occur, even under stress;
–Promote the development of the Group's business and align it with capital and profitability objectives by allocating resources appropriately and efficiently;
–Cover all risks—including potential risks—to which it is exposed;
–Comply with regulatory and internal management requirements at all times; and
–Remunerate BBVA shareholders in accordance with the Shareholder Remuneration Policy in force at any given time.
The areas involved in capital management in the Group shall follow and respect the following principles in their respective areas of responsibility:
–Ensuring that capital management is integrated and consistent with the Group's Strategic Plan, RAF, Annual Budget and other strategic-prospective processes, to help achieve the Group's long-term sustainability.
–Taking into account both the applicable regulatory and supervisory requirements and the risks to which the Group is—or may be—exposed when conducting its business (economic vision), when establishing a target capital level, all while adopting a forward-looking vision that takes adverse scenarios into consideration.
–Carrying out efficient capital allocation that promotes good business development, ensuring that expectations for the evolution of activity meet the strategic objectives of the Group and anticipating the ordinary and extraordinary consumption that may occur.
–Ensuring compliance with the solvency levels, including the minimum requirement for own funds and eligible liabilities (MREL), required at any given time.
–Compensating BBVA shareholders in an adequate and sustainable manner.
–Optimizing the cost of all instruments used for the purpose of meeting the target capital level at any given time
To achieve the aforementioned principles, capital management will be based on the following essential elements:
–An adequate governance and management scheme, both at the corporate body level and at the executive level.
–Planning, managing and monitoring capital properly, using the measurement systems, tools, structures, resources and quality data necessary to do so.
–A set of metrics, which is duly updated, to facilitate the tracking of the capital situation and to identify any relevant deviations from the target capital level.
–A transparent, correct, consistent and timely communication and dissemination of capital information outside the Group.
–An internal regulatory body, which is duly updated, including with respect to the regulations and procedures that support adequate capital management.